(JEFFERSON FUNDS LOGO)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999

                                                                   June 10, 1999
Dear Fellow Investors,

Enclosed is the semiannual report for the period ended April 28, 1999. Since our last letter to shareholders, I'm pleased to report some significant developments that will benefit all shareholders. On February 28, we introduced two new funds into the Jefferson Family to expand the investment options available to all Jefferson Investors.

First, is the Jefferson REIT Fund, which is designed to provide shareholders with the option of investing in a diversified portfolio of real estate holdings through the funds ownership of publicly traded equity Real Estate Investment Trust's (REIT's). REIT's are an emerging asset class that continues to gain popularity with investors as a liquid alternative to direct real estate ownership. Historically, equity REIT's have provided very competitive long-term rates of return with attractive dividend yields and a low correlation to both stocks and bonds. The Jefferson REIT fund allows investors to participate in a high quality portfolio of real estate that is diversified by geographic region and property type. REIT's have enjoyed recent media attention as a result of the legendary value investor Warren Buffet announcing that he has personally made a number of investments in the sector.

The other new fund, Jefferson Regional Bank Fund, was introduced to allow investors to capitalize on the continuing trend of consolidation among small and medium sized regional banks and thrifts. This trend is expected to accelerate before the year end 2000, as a result of changes in how banks will be required to account for merger transactions. The Bank Fund is managed by Marshall Capital Management, Inc. the investment advisory affiliate of Howe Barnes Investments of Chicago. The fund will invest primarily in securities of regional banks and lending institutions.

In prior shareholder letters we concluded that a defensive portfolio posture was more appropriate given the market environment. That posture proved timely as a broad based decline in the value of small and medium sized companies occurred during most of 1998 and early 1999. We took advantage of this weakness in the market to expand the fund's holdings in common stocks and convertible bonds on a highly selective basis.

Last year we also pointed out the very narrow in breadth of the stock market. The 50 largest capitalization stocks of the S&P 500 provided most of the total return for the S&P 500 during 1998. Broader market indices, such as the Value Line Composite and the Russell 2000 have shown far lower returns for the same period. Large company valuations are very high by historic standards and market volatility continues to be high. Small and medium sized companies have more reasonable valuation characteristics but continue to under-perform their larger counterparts. We expected this performance gap to narrow and the valuation difference between larger and smaller companies becomes more in line with historic norms. I'm glad to report that since early April this gap in valuation has begun to close benefiting many of the stocks in which the fund is invested. It's too early to determine if this is a temporary condition, or the start of a sustained rally in small and medium sized companies. The valuation gap is so wide that we believe it's the latter.

The Jefferson Growth and Income Fund paid an income dividend of $.14 and $.10 for Class A and Class B shares during the period, respectively. It also paid a capital gain dividend of $.44 for Class A and Class B shares during the period. The Regional Bank Fund paid an income dividend of $.10 for Class A shares during the period. The REIT Fund also paid an income dividend of $.02 for Class A shares during the period.

We hope you'll review the new fund offerings available under the Jefferson umbrella and consider them as potential additions to your investment portfolio.

Sincerely,

/s/ Richard P. Imperiale

Richard P. Imperiale
Chairman

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

                                                                                 GROWTH &       REGIONAL         REIT
                                                                               INCOME FUND      BANK FUND        FUND
                                                                               -----------      ---------        ----
ASSETS:
  Investments, at current value
    (cost $8,402,757, $148, $120,550)                                           $8,712,458     $      148     $  124,881
  Cash                                                                                  --          7,759              0
  Receivable for fund shares sold                                                       --             --         50,000
  Dividends receivable                                                               8,365             --            304
  Interest receivable                                                               45,785              5             35
  Receivable from Investment Adviser                                               103,614         17,660         17,615
  Organization costs, net of accumulated amortization                               32,662             --             --
  Other assets                                                                       5,049          2,587          2,587
                                                                                ----------     ----------     ----------
           Total Assets                                                          8,907,933         28,159        195,422
                                                                                ----------     ----------     ----------
LIABILITIES:
  Written options, at value (premiums received $22,985)                             39,000             --             --
  Payable for fund shares redeemed                                                   6,282             --             --
  Accrued expenses                                                                  45,055         17,035         17,162
                                                                                ----------     ----------     ----------
           Total Liabilities                                                        90,337         17,035         17,162
                                                                                ----------     ----------     ----------
NET ASSETS                                                                      $8,817,596     $   11,124     $  178,260
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------
NET ASSETS CONSIST OF:
  Capital stock                                                                 $8,719,568     $   11,127     $  173,625
  Undistributed net investment income (loss)                                         6,631             (3)           304
  Undistributed accumulated net realized loss on
    investments and option contracts expired or closed                            (202,289)            --             --
  Unrealized net appreciation (depreciation) on:
      Investments                                                                  309,701             --             --
      Written options                                                              (16,015)            --          4,331
                                                                                ----------     ----------     ----------
           Total Net Assets                                                     $8,817,596     $   11,124     $  178,260
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------
CLASS A:
  Net assets                                                                    $7,552,749     $   11,124     $  173,221
  Shares outstanding (unlimited number authorized)                                 684,576          1,112         16,781
  Net asset value and offering price per share                                 $    11.03     $    10.01     $    10.32
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------
  Maximum offering price per share                                             $    11.67     $    10.59      $   10.92
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------
CLASS B:
  Net assets                                                                    $1,264,847     $       --    $     5,039
  Shares outstanding (unlimited number authorized)1<F1>                            115,323             --            488
  Net asset value and offering price per share                                 $    10.97      $       --    $    10.32
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------
  Redemption price per share,
    assuming maximum contingent deferred sales charge                          $    10.42       $      --    $     9.80
                                                                                ----------     ----------     ----------
                                                                                ----------     ----------     ----------

1<F1> No shares were issued as of April 30, 1999 for the Regional Bank Fund and the REIT Fund

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                            GROWTH &           REGIONAL               REIT
                                                                          INCOME FUND          BANK FUND              FUND
                                                                        SIX MONTHS ENDED  MARCH 1, 19991<F2>   MARCH 1, 19991<F2>
                                                                         APRIL 30, 1999     APRIL 30, 1999       APRIL 30, 1999
                                                                        ----------------  ------------------   ------------------
INVESTMENT INCOME:
   Dividend income (net of withholding tax of $289)                        $   59,834         $       --           $    1,499
   Interest income                                                            103,262                  9                   68
                                                                           ----------         ----------           ----------
             Total investment income                                          163,096                  9                1,567
                                                                           ----------         ----------           ----------
EXPENSES:
   Investment advisory fees                                                    24,830                  5                   95
   Administration fees                                                          9,915              3,288                3,288
   Shareholder servicing and accounting fees                                   24,777              6,980                6,980
   Distribution fees -- Class A                                                 8,690                  2                   39
   Distribution fees -- Class B                                                 6,628                 --                   --
   Custody fees                                                                 2,941                598                  598
   Federal and state registration fees                                          3,354              1,325                1,325
   Professional fees                                                           15,263              4,362                4,362
   Reports to shareholders                                                      3,912                712                  712
   Amortization of organization costs                                          13,387                 --                   --
   Trustees' fees and expenses                                                  1,759                152                  152
   Other                                                                        5,836                246                  246
                                                                           ----------         ----------           ----------
   Total expense before waiver and reimbursement                              121,292             17,670               17,797
   Less: Waiver of expenses and reimbursement from Adviser                    (68,730)           (17,660)             (17,615)
                                                                           ----------         ----------           ----------
             Net expenses                                                      52,562                 10                  182
                                                                           ----------         ----------           ----------
NET INVESTMENT INCOME (LOSS):                                                 110,534                 (1)               1,385
                                                                           ----------         ----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments                                   (206,250)                --                   --
   Change in unrealized appreciation
     (depreciation) on investments                                          1,057,523                 --                4,331
                                                                           ----------         ----------           ----------
             Net gain on investments                                          851,273                 --                4,331
                                                                           ----------         ----------           ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                                $  961,807         $       (1)          $    5,716
                                                                           ----------         ----------           ----------
                                                                           ----------         ----------           ----------
1<F2> Commencement of operations

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                        GROWTH &          GROWTH &            REGIONAL                REIT
                                                       INCOME FUND       INCOME FUND          BANK FUND               FUND
                                                    SIX MONTHS ENDED     YEAR ENDED      MARCH 1, 19991<F3>-  MARCH 1, 19991<F3>-
                                                     APRIL 30, 1999   OCTOBER 31, 1998     APRIL 30, 1999        APRIL 30, 1999
                                                    ----------------  ----------------   -------------------  -------------------
OPERATIONS:
  Net investment income (loss)                         $  110,534         $  224,626         $       (1)           $    1,385
  Net realized gain (loss) on investments                (206,250)           318,750                 --                    --
  Change in unrealized appreciation
    (depreciation) on investments                       1,057,523         (1,184,826)                --                 4,331
                                                       ----------         ----------         ----------            ----------
       Net increase (decrease) in net
         assets resulting from operations                 961,807           (641,450)                (1)                5,716
                                                       ----------         ----------         ----------            ----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             528,596          2,070,261             11,125               173,551
  Shares issued to holders in
    reinvestment of dividends                             443,784            734,451                  3                    74
  Shares redeemed                                        (989,978)        (1,238,240)                --                    --
                                                       ----------         ----------         ----------            ----------
       Net increase (decrease) in net
         assets resulting from capital
         share transactions                               (17,598)         1,566,472             11,128               173,625
                                                       ----------         ----------         ----------            ----------
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
  From net investment income                              (96,438)          (195,094)                (3)               (1,081)
  From net realized gains                                (284,551)          (432,547)                --                    --
                                                       ----------         ----------         ----------            ----------
       Total distributions to
         Class A shareholders                            (380,989)          (627,641)                (3)               (1,081)
                                                       ----------         ----------         ----------            ----------
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
  From net investment income                              (13,181)           (31,024)                --                    --
  From net realized gains                                 (56,711)           (87,334)                --                    --
                                                       ----------         ----------         ----------            ----------
       Total distributions to
         Class B shareholders                             (69,892)          (118,358)                --                    --
                                                       ----------         ----------         ----------            ----------
TOTAL INCREASE IN NET ASSETS                              493,328            179,023             11,124               178,260
NET ASSETS:
  Beginning of year                                     8,324,268          8,145,245                 --                    --
                                                       ----------         ----------         ----------            ----------
  End of year (including undistributed
    net investment income (loss) of $6,631,
    $5,716, ($3), and $304 respectively)               $8,817,596         $8,324,268         $   11,124            $  178,260
                                                       ----------         ----------         ----------            ----------
                                                       ----------         ----------         ----------            ----------
1<F3> Commenced operations

                     See notes to the financial statements.

GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                                                               SEPTEMBER 1, 19951
                                                                                                                              <F4>
                                     SIX MONTHS ENDED      YEAR ENDED        YEAR ENDED         YEAR ENDED          THROUGH
                                      APRIL 30, 1999    OCTOBER 31, 1998  OCTOBER 31, 1997   OCTOBER 31, 1996   OCTOBER 31, 1995
                                     ----------------   ----------------  ----------------   ----------------   ----------------
                                     CLASS A   CLASS B  CLASS A  CLASS B  CLASS A  CLASS B   CLASS A  CLASS B   CLASS A CLASS B
                                     -------   -------  -------  -------  -------  -------   -------  -------   ------- -------
PER SHARE DATA:
  Net asset value,
    beginning of period               $10.40   $10.34    $12.26  $12.20    $10.91  $10.87    $10.04   $10.03    $10.00   $10.00
  Income from investment
    operations:
  Net investment income                 0.15     0.11      0.32    0.23      0.29    0.20      0.27     0.21      0.04     0.03
  Net realized and unrealized
    gains (loss) on securities          1.06     1.06     (1.09)  (1.07)     1.40    1.39      0.87     0.83      0.00     0.00
                                      ------   ------    ------  ------    ------   ------    ------  ------    ------  ------
       Total from investment
         operations                     1.21     1.17     (0.77)  (0.84)     1.69    1.59      1.14     1.04      0.04     0.03
  Less distributions:
  Dividends from net
    investment income                  (0.14)   (0.10)    (0.32)  (0.25)    (0.29)  (0.21)    (0.27)   (0.20)     0.00     0.00
  Distributions from net
    realized gains                     (0.44)   (0.44)    (0.77)  (0.77)    (0.05)  (0.05)     0.00     0.00      0.00     0.00
                                      ------   ------    ------  ------    ------   ------    ------  ------    ------  ------
       Total distributions             (0.58)   (0.54)    (1.09)  (1.02)    (0.34)  (0.26)    (0.27)   (0.20)     0.00     0.00
                                      ------   ------    ------  ------    ------   ------    ------  ------    ------  ------
  Net asset value, end of period      $11.03   $10.97    $10.40  $10.34    $12.26  $12.20    $10.91   $10.87    $10.04   $10.03
                                      ------   ------    ------  ------    ------   ------    ------  ------    ------  ------
                                      ------   ------    ------  ------    ------   ------    ------  ------    ------  ------
TOTAL RETURN2<F5>                     11.98%    11.62%   (7.01%)  (7.64%)  15.56%   14.68%    11.50%   10.49%     0.40%3  0.30%3
                                                                                                                     <F6>    <F6>
SUPPLEMENTAL
  DATA AND RATIOS:
  Net assets, in thousands,
    end of period                     $7,553   $1,265    $6,838  $1,486    $6,815   $1,330    $4,688    $412    $1,279    $133
  Ratio of net expense to
    average net assets:
       Before expense
         reimbursement                 2.81%     3.56%    2.75%    3.37%    2.96%    3.71%     5.95%    6.70%    17.35%4 18.10%4
                                                                                                                     <F7>    <F7>
       After expense
         reimbursement                 1.15%     1.90%    1.15%    1.78%    1.15%    1.90%     1.15%    1.90%     1.15%4  1.90%4
                                                                                                                     <F7>    <F7>
  Ratio of net investment income
     to average net assets:
       Before expense
         reimbursement                 1.13%     0.38%    1.11%    0.50%    1.01%    0.26%    (1.77%)  (2.52%)  (14.95%)4(15.70%)4
                                                                                                                     <F7>    <F7>
       After expense
         reimbursement                 2.79%     2.04%    2.71%    2.09%    2.82%    2.07%     3.03%    2.28%     1.25%4  0.50%4
                                                                                                                     <F7>    <F7>
  Portfolio turnover rate5<F8>        39.32%    39.32%  136.94%  136.94%   98.37%   98.37%   131.98%  131.98%       --      --

1<F4> Commencement of operations.
2<F5> The total return calculation does not reflect the 5.5% front end sales charge for Class A or the 5% CDSC on Class B.
3<F6> Not annualized.
4<F7> Annualized.
5<F8> During the period ended October 31, 1995, there were no sales of securities.  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                     See notes to the financial statements.

REGIONAL BANK FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                           MARCH 1, 19991<F9>-
                                                             APRIL 30, 1999
                                                           -------------------
                                                                 CLASS A
                                                                 -------
PER SHARE DATA:
   Net asset value, beginning of period                         $  10.00
   Income from investment operations:
   Net investment income                                            0.02
   Net realized and unrealized gains on securities                  0.01
                                                                --------
            Total from investment operations                        0.03
   Less distributions:
   Dividends from net investment income                            (0.02)
   Distributions from net realized gains                            0.00
                                                                --------
            Total distributions                                    (0.02)
                                                                --------
   Net asset value, end of period                               $  10.01
                                                                --------
                                                                --------
TOTAL RETURN2<F10>                                                 0.30%3<F11>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                      $     11
   Ratio of net expense to average net assets:
      Before expense reimbursement                              2027.75%4<F12>
      After expense reimbursement                                  1.15%4<F12>
   Ratio of net investment income to average net assets:
      Before expense reimbursement                             (2026.72%)4<F12>
      After expense reimbursement                                 (0.11%)4<F12>
   Portfolio turnover rate5<F13>                                      --

1<F9>  Commencement of operations
2<F10> The total return calculation does not reflect the 5.5% front end sales charge for Class A or the 5% CDSC on Class B.
3<F11> Not annualized.
4<F12> Annualized.
5<F13> During the period ended April 30, 1999, there were no sales of securities.

                     See notes to the financial statements.

REIT FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

                                                                              MARCH 1, 19991<F14> -
                                                                                 APRIL 30, 1999
                                                                           ---------------------------
                                                                           CLASS A             CLASS B
                                                                           -------             -------
PER SHARE DATA:
   Net asset value, beginning of period                                   $   10.00           $   10.32
   Income from investment operations:
   Net investment income                                                       0.12                0.00
   Net realized and unrealized gains on securities                             0.30                0.00
                                                                          ---------           ---------
         Total from investment operations                                      0.42                0.00
   Less distributions:
   Dividends from net investment income                                       (0.10)               0.00
   Distributions from net realized gains                                       0.00                0.00
                                                                          ---------           ---------
         Total distributions                                                  (0.10)               0.00
                                                                          ---------           ---------
   Net asset value, end of period                                         $   10.32           $   10.32
                                                                          ---------           ---------
                                                                          ---------           ---------
TOTAL RETURN                                                                  4.28%2, 3           0.00%
                                                                                <F15,F16>
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                                $     173           $       5
   Ratio of net expense to average net assets:
      Before expense reimbursement                                          112.77%4              0.00%6
                                                                                <F17>               <F19>
      After expense reimbursement                                             1.15%4              0.00%6
                                                                                <F17>               <F19>
   Ratio of net investment income to average net assets:
      Before expense reimbursement                                         (102.84%)4             0.00%6
                                                                                <F17>               <F19>
      After expense reimbursement                                             8.78%4              0.00%6
                                                                                <F17>               <F19>
   Portfolio turnover rate5<F18>                                                 --                  --

1<F14> Commencement of operations.
2<F15> The total return calculation does not reflect the 5.5% front end sales charge for Class A or the 5% CDSC on Class B.
3<F16> Not annualized.
4<F17> Annualized.
5<F18> During the period ended April 30, 1999, there were no sales of securities.
6<F19> Class B shares were not charged any expenses until May 1, 1999.

                     See notes to the financial statements.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

  Number
 of Shares                                                    Value
 ---------                                                    -----
             COMMON STOCKS -- 64.8%***<F22>
             Apparel -- 0.4%***<F22>
    45,000   Tultex Corporation *<F20>                      $   30,938
                                                            ----------
             Chemicals -- 2.8%***<F22>
    10,000   IMC Global, Inc.                                  250,000
                                                            ----------
             Computer Software -- 2.3%***<F22>
    10,000   Symantec Corporation *<F20>                       198,750
                                                            ----------
             Construction -- 0.9%***<F22>
     2,000   Jacobs Engineering Group, Inc. *<F20>              78,875
                                                            ----------
             Entertainment & Leisure -- 7.1%***<F22>
     5,500   Anchor Gaming *<F20>                              259,875
     5,000   International Game Technology                      88,750
    26,000   Sunterra Corporation *<F20>                       279,500
                                                            ----------
                                                               628,125
                                                            ----------
             Financial Services -- 4.1%***<F22>
     7,500   MGIC Investment *<F20>                            364,219
                                                            ----------
             Industrial Supplies -- 2.5%***<F22>
     1,500   Grainger WW, Inc.                                  75,281
     2,000   Johnson Controls, Inc.                            145,875
                                                            ----------
                                                               221,156
                                                            ----------
             Manufacturing -- 13.7%***<F22>
     4,000   Briggs & Stratton                                 263,750
     6,000   Cordant Technologies                              276,750
     3,000   Mead Corporation                                  125,437
    35,000   Noble International LTD *<F20>                    540,312
                                                            ----------
                                                             1,206,249
                                                            ----------
             Metals and Mining -- 0.7%***<F22>
     3,000   Timken Co.                                         66,938
                                                            ----------
             Publishing -- 1.3%***<F22>
       200   Washington Post -- Class B                        114,800
                                                            ----------
             Real Estate Investment Trusts -- 13.5%***<F22>
     6,000   Alexandria Real Estate
               Equities, Inc.                                  169,125
    10,000   Brandywine Realty Trust                           188,750
    10,000   Great Lakes REIT, Inc.                            154,375
    17,135   Grove Property Trust                              194,911
    10,000   Hospitality Properties Trust                      288,125
     7,000   Public Storage, Inc.                              195,125
                                                            ----------
                                                             1,190,411
                                                            ----------
             Retail - General -- 3.8%***<F22>
    10,000   Claire's Stores, Inc.                             331,250
                                                            ----------
             Telecommunication Equipment -- 2.6%***<F22>
    20,000   Anicom, Inc. *<F20>                               177,500
    30,000   TII Industries, Inc. *<F20>                        52,500
                                                            ----------
                                                               230,000
                                                            ----------
             Transportation -- 9.1%***<F22>
     2,000   FDX Corporation *<F20>                            225,125
     4,000   GATX Corporation                                  137,500
    10,000   Sea Containers LTD -- Class A*<F20>               319,375
     2,000   Union Pacific Corporation                         120,000
                                                            ----------
                                                               802,000
                                                            ----------
             TOTAL COMMON STOCKS
               (COST $5,380,264)                             5,713,711
                                                            ----------
 PRINCIPAL
  AMOUNT
 ---------
             CORPORATE BONDS AND
               NOTES -- 17.2%***<F22>
             Finance Company -- 1.9%***<F22>
  $ 20,000   BankAmerica Corporation
               8.125%, 2/1/02                                   21,120
    50,000   Chase Manhattan Corp.
               10.000%, 6/15/99                                 50,245
    50,000   Salomon, Inc.
               7.500%, 9/29/15                                  49,083
    50,000   Salomon, Inc.
               7.250%, 10/15/12                                 49,187
                                                            ----------
                                                               169,635
                                                            ----------
             Food & Beverage -- 2.8%***<F22>
   250,000   General Foods
               6.000%, 6/15/01                                 250,312
                                                            ----------
             Industrial -- 12.5%***<F22>
   300,000   Consorcio G Grupo Dina**<F21>
               8.000%, 8/8/04                                  139,500
   300,000   Masotech, Inc.**<F21>
               4.500%, 12/15/03                                243,375
   200,000   Micron Tech**<F21>
               7.000%, 7/1/04                                  198,250
   300,000   Quanex Corporation**<F21>
               6.880%, 6/30/07                                 303,750
   300,000   Veterinary Centers of America**<F21>
               5.250%, 5/1/06                                  216,375
                                                            ----------
                                                             1,101,250
                                                            ----------
             TOTAL CORPORATE BONDS
               AND NOTES (COST $1,545,605)                   1,521,197
                                                            ----------
             U.S. GOVERNMENT AGENCY -- 0.2%***<F22>
             Federal National Mortgage
               Association (FNMA) -- 0.2%***<F22>
    20,015   Pass-Thru Certificates
               Pool #050737, 6.000%,
               05/01/00                                         20,020
                                                            ----------
             TOTAL U.S. GOVERNMENT
               AGENCY (COST $19,358)                            20,020
                                                            ----------
             SHORT-TERM
               INVESTMENTS --16.5%***<F22>
             Variable Rate Demand Notes -- 16.5%***<F22>
   144,512   American Family, Inc.                             144,512
   265,952   General Mills, Inc.                               265,952
   255,855   Pitney Bowes, Inc.                                255,855
   336,326   Sara Lee Corporation                              336,326
   222,182   Warner - Lambert Corporation                      222,182
   232,183   Wisconsin Corporation Central
               Credit Union                                    232,183
       520   Wisconsin Electric
               Power Co.                                           520
                                                            ----------
                                                             1,457,530
                                                            ----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,457,530)                             1,457,530
                                                            ----------
             TOTAL INVESTMENTS -- 98.8%***<F22>
               (COST $8,402,757)                            $8,712,458
                                                            ----------
                                                            ----------
 Contracts
 ---------
             WRITTEN OPTION CONTRACTS
     2,000   Fed-Ex expiring
               October 1999 at 105                          $   38,000
     1,000   Anicom, Inc. expiring
               September 1999 at 10                              1,000
                                                            ----------
                                                                39,000
                                                            ----------
             TOTAL OPTIONS WRITTEN
               (Premiums received $22,985)                  $   39,000
                                                            ----------
                                                            ----------

  *<F20>  Non-income producing security
 **<F21>  Convertible into common stock
***<F22>  Calculated as a percentage of net assets

                     See notes to the financial statements.

REGIONAL BANK FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                       VALUE
---------                                                      -----
             SHORT-TERM INVESTMENTS -- 1.3%
             Variable Rate Demand Notes -- 1.3%
$       19   General Mills, Inc.                              $     18
        19   Sara Lee Corporation                                   19
        18   Pitney Bowes, Inc.                                     19
        18   Wisconsin Electric                                     18
               Power Co.
        18   Warner - Lambert Corporation                           18
        19   American Family, Inc.                                  19
        18   Firstar Bank Milwaukee, N.A.                           18
        19   Wisconsin Corporation                                  19
               Central Credit Union
                                                              --------
                                                                   148
                                                              --------
             TOTAL SHORT-TERM
               INVESTMENTS (COST $148)                        $    148
                                                              --------
             TOTAL INVESTMENTS -- 1.3%
               (COST $148)                                         148
                                                              --------
             Other Assets in Excess
               of Liabilities (98.7%)                           10,976
                                                              --------
             TOTAL NET
               ASSETS -- 100.0%                               $ 11,124
                                                              --------
                                                              --------

                     See notes to the financial statements.

REIT FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

  NUMBER
OF SHARES                                                      VALUE
----------                                                     ------
             COMMON STOCKS -- 64.2%
             Healthcare -- 2.7%
       380   Meditrust Corporation                            $  4,726
                                                              --------

             Industrial -- 11.7%
       175   Alexandria Real
               Estate Equities, Inc.                             4,933
       225   Duke Realty Investments, Inc.                       5,288
       200   First Industrial Realty Trust                       5,375
       250   Prologis Trust                                      5,250
                                                              --------
                                                                20,846
                                                              --------
             Office -- 11.9%
       150   Boston Properties, Inc.                             5,447
       295   Brandywine Realty Trust                             5,568
       190   Equity Office Properties                            5,237
       325   Great Lakes REIT, Inc.                              5,017
                                                              --------
                                                                21,269
                                                              --------
             Residential -- 17.2%
       150   Avalonbay Communities, Inc.                         5,250
       130   Apartment Investment                                5,208
               & Management
       175   Chateau Properties, Inc.                            5,086
       120   Equity Residential                                  5,550
               Properties Trust
       240   New Plan Excel Realty Trust                         4,455
       250   Pacific Gulf Properties                             5,203
                                                              --------
                                                                30,752
                                                              --------
             Retail -- 14.7%
       125   Kimco Realty Corporation                            4,906
       175   Simon Property Group, Inc.                          5,020
       150   Vornado Realty Trust                                5,850
       120   Weingarten Realty Inv                               4,973
       140   Spieker Properties, Inc.                            5,495
                                                              --------
                                                                26,244
                                                              --------
             Specialty -- 6.0%
       190   Hospitality Properties Trust                        5,474
       185   Public Storage, Inc.                                5,157
                                                              --------
                                                                10,631
                                                              --------

             TOTAL COMMON STOCKS
               (COST $110,137)                                 114,468
                                                              --------
             SHORT-TERM INVESTMENTS -- 5.8%
             Variable Rate Demand Notes -- 5.8%
     3,371   General Mills, Inc.                                 3,371
     3,339   Pitney Bowes, Inc.                                  3,339
     3,703   Sara Lee Corporation                                3,703
                                                              --------
             TOTAL SHORT-TERM
               INVESTMENTS (COST $10,413)                       10,413
                                                              --------
             TOTAL INVESTMENTS -- 70.0%
               (COST $120,550)                                 124,881
                                                              --------
             Other Assets in Excess
               of Liabilities (30.0%)                           53,379
                                                              --------
             TOTAL NET
               ASSETS -- 100.0%                               $178,260
                                                              --------
                                                              --------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)
1) ORGANIZATION

The Jefferson Fund Group Trust (the "Trust") was organized as a business trust under the laws of Delaware on January 20, 1995 and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the Jefferson Growth and Income Fund (the "Growth Fund"), the Jefferson Regional Bank Fund (the "Regional Bank Fund"), and the Jefferson REIT Fund (the "REIT Fund"), collectively known as (the "Funds").

Costs incurred by the Trust in connection with the organization, registration and initial public offering of shares aggregated $65,659, and are being amortized over the period of benefit, but not to exceed sixty months from the date the Trust commenced operations. The only series authorized at the commencement of operations was the Growth Fund. The Regional Bank Fund and the REIT Fund commenced operations on March 1, 1999, all organizational costs incurred by the Trust in connection with the organization, registration and initial public offering of these series were expensed as incurred.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust has issued two classes of shares of the Funds:
Class A and Class B. The Class A shares are subject to a service organization fee of 0.25% pursuant to Rule 12b-1 and a front-end sales charge imposed at the time of purchase in accordance with the Fund's prospectus. The maximum front-end sales charge is 5.50% of the offering price of 5.82% of the net asset value. The Class B shares are subject to a service organization fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Certain of the Class B shares are subject to a contingent deferred sales charge (CDSC) upon redemption from the Fund within seven years from the time of the original purchase. Each class of shares has identical rights and privileges.
2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the most recent bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and securities which are restricted as to resale are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value.

Because the REIT Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

b) Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intends to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

d) Distributions to Shareholders -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually.

A portion of the dividend income recorded by the REIT Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the REIT Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the REIT Fund based on estimates and information received by the REIT Fund from the REITs.

e) Written Option Accounting -- When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked priced reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3) CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:
GROWTH FUND
                                                 CLASS A
                                 ---------------------------------------
                                   PERIOD ENDED              YEAR ENDED
                                  APRIL 30, 1999          OCTOBER 31, 1998
                                 -----------------       ------------------
                                 AMOUNT    SHARES        AMOUNT     SHARES
                                --------   -------      --------    -------
   Shares sold                 $ 481,832    46,385     $1,481,940   125,151
   Shares issued
     to holders in
     reinvestment
     of dividends                378,836    36,195        623,029    53,852
   Shares
     redeemed                   (580,966)  (55,689)      (929,582)  (77,303)
                              ----------   -------     ----------   -------
   Net increase               $  279,702    26,891     $1,175,387   101,700
                              ----------   -------     ----------   -------
                              ----------   -------     ----------   -------

                                                 CLASS B
                                 ---------------------------------------
                                   PERIOD ENDED              YEAR ENDED
                                  APRIL 30, 1999          OCTOBER 31, 1998
                                 -----------------       ------------------
                                 AMOUNT    SHARES        AMOUNT     SHARES
                                --------   -------      --------    -------
   Shares sold                 $  46,764     4,386       $588,321    50,892
   Shares issued
     to holders in
     reinvestment
     of dividends                 64,948     6,229        111,422     9,657
   Shares
     redeemed                   (409,012)  (39,045)      (308,658)  (25,827)
                              ----------   -------     ----------   -------
   Net increase                $(297,300)  (28,430)      $391,085    34,722
                              ----------   -------     ----------   -------
                              ----------   -------     ----------   -------
REGIONAL BANK FUND
                                      CLASS A
                                 -----------------
                                   PERIOD ENDED
                                  APRIL 30, 1999
                                 -----------------
                                 AMOUNT    SHARES
                                --------   -------
   Shares sold                 $  11,125     1,112
   Shares issued
     to holders in
     reinvestment
     of dividends                      3        --
   Shares
     redeemed                         --        --
                              ----------   -------
   Net increase                $  11,128     1,112
                              ----------   -------
                              ----------   -------

REIT FUND
                                      CLASS A                 CLASS B
                                 -----------------       ------------------
                                   PERIOD ENDED              YEAR ENDED
                                  APRIL 30, 1999           APRIL 30, 1999
                                 -----------------       ------------------
                                 AMOUNT    SHARES        AMOUNT     SHARES
                                --------   -------      --------    -------
   Shares sold                  $168,551    16,773         $5,000       488
   Shares issued
     to holders in
     reinvestment
     of dividends                     74         8             --        --
   Shares
     redeemed                         --        --             --        --
                              ----------   -------     ----------   -------
   Net increase                 $168,625    16,781         $5,000       488
                              ----------   -------     ----------   -------
                              ----------   -------     ----------   -------

4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Funds for the period ended April 30, 1999, were as follows:

                                          PURCHASES             SALES
                                          ----------            -----
GROWTH FUND
 U.S. Government                      $         --    $            4,518
 Other                                   3,760,369             2,781,461
REGIONAL BANK FUND
 U.S. Government                      $         --    $               --
 Other                                          --                    --
REIT FUND
 U.S. Government                      $         --    $               --
 Other                                     110,137                    --

At April 30, 1999, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

GROWTH FUND
   Appreciation                                      $    957,826
   (Depreciation)                                        (664,140)
                                                     ------------
   Net unrealized appreciation
     on investments                                  $    293,686
                                                     ------------
                                                     ------------
REIT FUND
   Appreciation                                      $      5,095
   (Depreciation)                                            (764)
                                                     ------------
   Net unrealized appreciation
     on investments                                  $      4,331
                                                     ------------
                                                     ------------

The Regional Bank Fund held only demand notes as of the period ended April 30, 1999. The cost of the demand notes equalled the book value, therefore there were no unrealized appreciation or depreciation.

At April 30, 1999, the cost of investments for federal income tax purposes for the Growth Fund, Regional Bank Fund, and the REIT Fund were $8,402,757, $148 and $120,550, respectively.

Transaction in call options written during the period ended April 30, 1999 for the Growth Fund were as follows:

                                                     NUMBER        PREMIUMS
                                                     -------      ---------
Options outstanding at beginning of year                   0         $   --
Options written during the year                        6,200         34,760
Options expired                                       (2,000)          (950)
Options exercised                                          0             --
Options closed                                        (1,200)       (10,825)
                                                      ------        -------
Options outstanding at end of period                   3,000        $22,985
                                                      ------        -------
                                                      ------        -------
5) INVESTMENT ADVISORY AND OTHER AGREEMENTS

Uniplan, Inc. is the Investment Adviser for the Growth Fund and the REIT Fund. Marshall Capital Management, Inc. is the Investment Adviser for the Regional Bank Fund.

Pursuant to their Advisory Agreements with the Funds, the Advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Funds' daily net assets.

The Trust entered into a distribution and servicing agreement with Adviser Dealer Services, Inc. (the "Distributor"). The Trust has adopted a Class A Servicing Fee Plan whereby the Funds pay the Distributor servicing fees of up to 0.25% annually, calculated as a percentage of each Fund's average daily net assets attributable to Class A shares. Pursuant to the Class B distribution and servicing agreement, the Funds are authorized to pay the Distributor a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of the Class B shares of each Fund and a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class B shares of each Fund.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% and 1.90% of average net assets for Class A and Class B shares respectively, the Advisers may waive or may reimburse the Funds for the amount of such excess. Accordingly, for the period ended April 30, 1999, the Advisers have waived and reimbursed the Growth Fund, Regional Bank Fund, and REIT Fund $68,730, $17,660, and $17,615, respectively.

The Distributor has not received any front-end sales charges on Class A shares or contingent deferred sales charges on Class B shares for the period ended April 30, 1999. Firstar Mutual Fund Services, LLC serves as Transfer Agent, Administrator and Accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund.

                               INVESTMENT ADVISER
                                 Uniplan, Inc.
                           839 North Jefferson Street
                                   Suite 201
                              Milwaukee, WI 53202
                                 (800) 216-9785

                            ADMINISTRATOR, TRANSFER
                         AGENT & DIVIDEND PAYING AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  DISTRIBUTOR
                         Adviser Dealer Services, Inc.
                              6000 Memorial Drive
                                Dublin, OH 43017

                                 LEGAL COUNSEL
                                 Foley & Lardner
                            330 North Wabash Avenue
                                   Suite 3300
                               Chicago, IL 60611

                            INDEPENDENT ACCOUNTANTS
                             KPMG Peat Marwick LLP
                           777 East Wisconsin Avenue
                              Milwaukee, WI 53202